Business Combination (Tables)	12 Months Ended
Sep. 24, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Reverse Recapitalization	The following table reconciles the elements of the Business Combination to the consolidated statements of cash flows and the consolidated statements of stockholders’ equity for the year ended September 24, 2022 (in thousands):

Amount
Cash proceeds from SVF 3, net of redemptions	$47,021
Cash proceeds from PIPE Financing	205,000
Cash proceeds from forward purchase agreement	200,000
Less: cash payment of transaction expenses and underwriting fees—SVF 3	(30,315)

Net cash proceeds from the Business Combination and PIPE Financing	421,706
Less: repurchase by Symbotic Inc. of New Symbotic Holdings Common Units	(300,000)
Cash received for Class V-1 and Class V-3 Common Stock	70
Less: transaction expenses—Symbotic	(37,104)

Net contributions from the Business Combination	$84,672

The total number of shares of the Company’s common stock outstanding immediately following the Closing of the Business Combination was 528,441,744, comprised as follows:

Shares
Class A—Public Stockholders	4,540,146
Class A—Sponsor Shares (1)(4)	5,624,000
Class A—Subscription Agreements	20,500,000
Class A—Forward Purchase Agreement	20,000,000
Class V-1 Legacy Warehouse Holders (1)(2)(3)	60,844,573
Class V-3 Legacy Warehouse Holders (1)(3)	416,933,025

Total Shares at Closing	528,441,744

(1)	Excludes 20,000,000 Earnout Interests and 3,616,000 Sponsor Shares subject to vesting based on achievement of certain share price targets.
(2)	Excludes approximately 15,870,411 unvested warrant units.
(3)	Class V-1 and V-3 common stock are non-economic and carry one and three votes per share, respectively, whereas Class A Common Stock are economic shares and have one vote per share.
(4)	Includes 200,000 shares issued as part of a working capital loan settlement.